Subsequent Events (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025		Jan. 28, 2026	Mar. 07, 2025	Dec. 31, 2024
Subsequent Events [Line Items]
Authorized share capital (in Dollars)					$ 20,000,000
Resale Shares		2,000,000
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Authorized shares		18,000,000	[1]		18,000,000	18,000,000	[1]
Common Stock, Par or Stated Value Per Share (in Dollars per share)		$ 0.0025	[1]		$ 0.0025	$ 0.0025	[1]
Shares issued		2,905,328
Shares outstanding		2,905,328
Class B Ordinary Shares [Member]
Subsequent Events [Line Items]
Authorized shares		2,000,000	[1]		2,000,000	2,000,000	[1]
Common Stock, Par or Stated Value Per Share (in Dollars per share)	[1]	$ 0.0025				$ 0.0025
Shares issued		160,000
Shares outstanding		160,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Authorized share capital (in Dollars)				$ 20,000,000
Common Stock, Par or Stated Value Per Share (in Dollars per share)				$ 0.0025
Subsequent Event [Member] | Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Authorized shares				18,000,000
Subsequent Event [Member] | Class B Ordinary Shares [Member]
Subsequent Events [Line Items]
Authorized shares				2,000,000

[1]	Giving retroactive effect to (i) a share re-designation of 900,000,000 Class A ordinary shares and 100,000,000 Class B ordinary shares on August 7, 2025 and reverse stock split of the Company’s Class A ordinary shares and Class B ordinary shares on 1-for-50 basis, which became effective on March 6, 2026.